ALPS SERIES TRUST

1290 Broadway, Suite 1000

Denver, CO 80203

December 1, 2025

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ALPS Series Trust (the “Trust”)
File Nos. 333-183945, 811-22747

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), in lieu of filing under Rule 497(c), the Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information for the Fundsmith Equity ETF, a series of the Trust, each dated November 24, 2025, do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 118 to the Trust’s Registration Statement on Form N-1A under the Securities Act, the text of which was filed electronically with the U.S. Securities and Exchange Commission on November 24, 2025 via EDGAR (Accession No. 0001398344-25-021229).

Please address any comments on this filing to the undersigned at 817-513-2786 or camilla.nwokonko@sscinc.com.

Sincerely,

/s/ Camilla Nwokonko
Camilla Nwokonko
Secretary

cc:	Peter Schwartz, Esq.
Davis Graham & Stubbs LLP